COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments and Other Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Capital commitments	$ 1,065,813
Advance payments for construction costs	107,563	$ 161,633
Rental expenses (including contingent fees)	32,829	21,815	$ 18,573
Minimum rental expenses	25,374	17,586	15,003
Contingent rental expenses	7,455	4,229	3,570
Operating lease minimum fees earned	7,709	7,724	9,005
Operating lease and right to use fees earned	25,206	27,287	22,906
Contingent fees earned	$ 17,497	$ 19,563	$ 13,901
Lease expiry dates - as grantor	2022-02
Mocha Clubs [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	2033-07
City of Dreams Manila [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	2033-07